Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Trade payables	$ 18,698	$ 24,804
GST payable	0	1,479
Accrued liabilities	22,942	19,239
Accounts payable and accrued liabilities, current	$ 41,640	$ 45,522